FINANCIAL INSTRUMENTS - Significant Unobservable Inputs (Details) - item	Jun. 30, 2022	May 09, 2022
Risk-free interest rate
Financial instruments
Significant unobservable input	0.0302	0.0297
Volatility
Financial instruments
Significant unobservable input	0.7369	0.71